Selling and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling and Administrative Expenses [Abstract]
Selling and administrative expenses	€ 3,030,784	€ 2,997,989	€ 2,539,854
Selling and administrative expenses related party	€ 360,787	€ 848,832	€ 1,010,769